Exhibit 99.9

JPM Loan ID	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Alternative Condition Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comment	Loan Status	Moodys Final Exception Grade	Fitch Final Exception Grade	S&P Final Exception Grade	Kroll Final Exception Grade	DBRS Final Exception Grade
110836728	129955	12/03/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,000,000 is supported. No CDA provided.	06/22/2015
Substantial verified reserves - Post closing reserves of $421,048.02. 69.93 months PITI reserves, guidelines require 12 months. ; Excellent verified credit history - 775/798 qualifying credit scores. 700 minimum score required per guidelines. No derogatory credit. Credit file dates back to 1/1991. ; Low DTI - 24.58% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

12/10/14 - Received 3rd Party Desk Review that reflects original appraisal value of $1,000,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.

12/10/14 - Received 3rd Party Desk Review that reflects original appraisal value of $1,000,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
													Approved	A	A	A	A	A
110836728	129961	12/03/2014	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	HUD Special Information Handbook Not Provided to borrowers	06/22/2015
Substantial verified reserves - Post closing reserves of $421,048.02. 69.93 months PITI reserves, guidelines require 12 months. ; Excellent verified credit history - 775/798 qualifying credit scores. 700 minimum score required per guidelines. No derogatory credit. Credit file dates back to 1/1991. ; Low DTI - 24.58% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

12/16/14 - Received statement from lender of: "HUD Settlement booklet provided to the borrowers within 3 days of application." Lender attached Settlement Cost Booklet (37 pages total), however, documentation provided does not confirm disclosure/booklet was sent within 3 business of application date. COMP 0038 Exception Remains.;
12/23/14 - Received response from Lender of: "Email confirmation from the borrowers that they received the disclosure". Attached is a copy of an email chain which reflects an original email from the B1, that is dated and states: "Wanted to confirm we received the Shopping for Your Home Loan Settlement Cost Booklet via regular mail and have read it.".  This confirms it was received by borrowers acknowledgment within 3 business days of the application date.  COMP 0038 Exception Cleared.

12/23/14 - Received response from Lender of: "Email confirmation from the borrowers that they received the disclosure". Attached is a copy of an email chain which reflects an original email from the B1, that is dated and states: "Wanted to confirm we received the Shopping for Your Home Loan Settlement Cost Booklet via regular mail and have read it.".  This confirms it was received by borrowers acknowledgment within 3 business days of the application date.  COMP 0038 Exception Cleared.
													Approved	A	A	A	A	A
110836728	129965	12/03/2014	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed. Separate reports (pg 181,186,199,275) do cover all aspects of transaction. Missing consolidated Fraud report.	12/23/2014
Substantial verified reserves - Post closing reserves of $421,048.02. 69.93 months PITI reserves, guidelines require 12 months. ; Excellent verified credit history - 775/798 qualifying credit scores. 700 minimum score required per guidelines. No derogatory credit. Credit file dates back to 1/1991. ; Low DTI - 24.58% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

12/16/14 - Received Processor Cert signed and dated which states: "Regarding a Fraud Alert, there was no fraud alert on the credit report, only address mismatch alert, which was cleared by our Quality Control Dept after reviewing the history of residence letter from the borrower." Lender attached letter of explanation from borrower regarding addresses. No exception cleared. Still missing copy of fraud report. All alerts must be satisfactorily addressed. CRED 0089 Exception Remains.;
12/23/14 - Various Fraud components in file by Lexis Nexis is sufficient to cover all aspects of the transaction, thus no consolidated report will be necessary.  All alerts were satisfactorily addressed. CRED 0089 Exception Cleared.

12/23/14 - Various Fraud components in file by Lexis Nexis is sufficient to cover all aspects of the transaction, thus no consolidated report will be necessary.  All alerts were satisfactorily addressed. CRED 0089 Exception Cleared.
													Approved	A	A	A	A	A
110836728	130456	12/05/2014	Compliance	RESPA Disclosure(s) is Deficient	COMP 0017	1	Closed	Missing Affiliated Business Disclosure dated within 3 days of application date or evidence that lender has no affiliations to disclose.	06/22/2015
Substantial verified reserves - Post closing reserves of $421,048.02. 69.93 months PITI reserves, guidelines require 12 months. ; Excellent verified credit history - 775/798 qualifying credit scores. 700 minimum score required per guidelines. No derogatory credit. Credit file dates back to 1/1991. ; Low DTI - 24.58% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

12/16/14 - Received rebuttal from lender which states: "Business Affiliated Disclosure is equivalent to our document entitled Authorization to share information." Lender attached Authorization to Share Information with Lender both signed and dated by borrowers and states that Lender is a wholly owned subsidiary of Lenders parent company.  COMP 0017 Exception Cleared.

12/16/14 - Received rebuttal from lender which states: "Business Affiliated Disclosure is equivalent to our document entitled Authorization to share information." Lender attached Authorization to Share Information with Lender both signed and dated by borrowers and states that Lender is a wholly owned subsidiary of Lenders parent company.  COMP 0017 Exception Cleared.
													Approved	A	A	A	A	A
110836728	130466	12/05/2014	Property	Appraisal is Incomplete	APPR 0002	1	Closed
Subject is noted to be a Single Family Detached home. No PUD noted, however MLS listing (pg 142) reflects an HOA is Governing Body. Sales contract (pg 290) notes a voluntary Property Owners association. Appraiser made no comments concerning HOA status.
									06/22/2015
Substantial verified reserves - Post closing reserves of $421,048.02. 69.93 months PITI reserves, guidelines require 12 months. ; Excellent verified credit history - 775/798 qualifying credit scores. 700 minimum score required per guidelines. No derogatory credit. Credit file dates back to 1/1991. ; Low DTI - 24.58% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

12/16/14 - Received 3rd Party Desk Review on 12/10/14 that reflects original appraisal value of $1,000,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. Both OA and review appraiser however made no comments concerning HOA status. Received rebuttal from lender which states: "Title Agent comment - Property is not a PUD. This is a Florida property." Lender attached a screen print of e-mail correspondence with a law office which states: "This is a subdivision not a PUD per the Plat and the Declarations of Restrictions. I cannot answer for what the MLS says but it is a voluntary POA therefore there was no requirement for an estoppel." ** MLS reflects POA with $3.33.  Closing Attorney provided email (dated 12/15/14) that reflects not a PUD per the Plat and Declarations of Restrictions.  Voluntary POA there no requirement for an estoppel.  APPR 0002 Exception Cleared.

12/16/14 - Received 3rd Party Desk Review on 12/10/14 that reflects original appraisal value of $1,000,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. Both OA and review appraiser however made no comments concerning HOA status. Received rebuttal from lender which states: "Title Agent comment - Property is not a PUD. This is a Florida property." Lender attached a screen print of e-mail correspondence with a law office which states: "This is a subdivision not a PUD per the Plat and the Declarations of Restrictions. I cannot answer for what the MLS says but it is a voluntary POA therefore there was no requirement for an estoppel." ** MLS reflects POA with $3.33.  Closing Attorney provided email (dated 12/15/14) that reflects not a PUD per the Plat and Declarations of Restrictions.  Voluntary POA there no requirement for an estoppel.  APPR 0002 Exception Cleared.
													Approved	A	A	A	A	A
110836728	130468	12/05/2014	Property	Property Type is prohibited	PROP 0002	1	Closed
Per Title Commitment, Schedule B-II (pg 38) item 5, iv, there is an exception to coverage for -  "provide for an option to purchase, a right of first refusal or the prior approval of a future purchaser or occupant."  Title indicates this was filed in Declaration of Restrictions, however no evidence in appraisal this property was located in a PUD. Based on Title Commitment there appears to be a Right of First Refusal clause to Deed Restrictions on property.
									06/22/2015
Substantial verified reserves - Post closing reserves of $421,048.02. 69.93 months PITI reserves, guidelines require 12 months. ; Excellent verified credit history - 775/798 qualifying credit scores. 700 minimum score required per guidelines. No derogatory credit. Credit file dates back to 1/1991. ; Low DTI - 24.58% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

12/16/14 - Received rebuttal from lender which states: "Title Agent comment - Property is not a PUD. This is a Florida property." Lender attached a screen print of e-mail correspondence with a Law Office which states: "This is a subdivision not a PUD per the Plat and the Declarations of Restrictions. I cannot answer for what the MLS says but it is a voluntary POA therefore there was no requirement for an estoppel." ** PROP 0002 Exception Cleared.

12/16/14 - Received rebuttal from lender which states: "Title Agent comment - Property is not a PUD. This is a Florida property." Lender attached a screen print of e-mail correspondence with a Law Office which states: "This is a subdivision not a PUD per the Plat and the Declarations of Restrictions. I cannot answer for what the MLS says but it is a voluntary POA therefore there was no requirement for an estoppel." ** PROP 0002 Exception Cleared.
													Approved	A	A	A	A	A
110836728	130474	12/05/2014	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Missing letter signed by borrowers addressing all credit inquiries in past 120 days (pg 161). Any new credit accounts opened to be fully documented.	06/22/2015
Substantial verified reserves - Post closing reserves of $421,048.02. 69.93 months PITI reserves, guidelines require 12 months. ; Excellent verified credit history - 775/798 qualifying credit scores. 700 minimum score required per guidelines. No derogatory credit. Credit file dates back to 1/1991. ; Low DTI - 24.58% DTI on fully documented file. 43% maximum DTI allowed per guidelines.

12/16/14 - Received a Processors Cert signed and dated which is provided post Note signature date. Letter states that processor certifies that the inquiries from 2 creditors did not result in any new debt because inquiries are from their bank. Inquiry1 is a 3rd party vendor they use for all things related to credit. Credit report used to underwrite loan (pg 158) is provided by the credit agency referenced as Inquiry2.  ** Due to the inquiries being related to the subject loan as confirmed with Inquiry1 being the credit reporting agency and Inquiry2 is the lender, Accept.  CRED 0093 Exception Cleared.

12/16/14 - Received a Processors Cert signed and dated which is provided post Note signature date. Letter states that processor certifies that the inquiries from 2 creditors did not result in any new debt because inquiries are from their bank. Inquiry1 is a 3rd party vendor they use for all things related to credit. Credit report used to underwrite loan (pg 158) is provided by the credit agency referenced as Inquiry2.  ** Due to the inquiries being related to the subject loan as confirmed with Inquiry1 being the credit reporting agency and Inquiry2 is the lender, Accept.  CRED 0093 Exception Cleared.
													Approved	A	A	A	A	A